Summary of Accounting Policies (Details)					3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($) segment		Dec. 31, 2020 USD ($) segment		Mar. 31, 2021 USD ($) segment		Mar. 31, 2020 USD ($)	Jun. 30, 2021	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Number of Reportable Segments | segment	4		4		4				4
Allowance for credit losses	$ 2,016,000		$ 2,086,000		$ 2,016,000				$ 2,086,000		$ 902,000
Increase (decrease) in allowance for credit losses					305,000		$ 213,000
Reduction in allowance from collection or adjustment					(19,000)		(43,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff					356,000		$ 39,000		223,000		962,000		$ 21,000
Operating lease liabilities	9,941,000	[1]	9,904,000	[1],[2]	9,941,000	[1]			9,904,000	[1],[2]	9,858,000	[2]
Operating lease right-of-use assets, net	$ 14,103,000		$ 14,133,000		$ 14,103,000				14,133,000		14,255,000
Grant income									1,005,000		0		0
Increase in allowances									1,614,000		2,301,000		1,790,000
Reduction in allowance from collection or adjustment									$ (207,000)		$ (1,758,000)		$ (531,000)
Forecast [Member]
Deferral and Extension Term, COVID-19								1 year
Building and Building Improvements [Member] | Maximum [Member]
Estimated useful life									39 years
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful life									21 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life									20 years
Accounting Standards Update 2016-02 [Member]
Operating lease liabilities														$ 5,334,000
Operating lease right-of-use assets, net														$ 11,239,000
General Partnership
Percentage of ownership in operating partnership					99.99%				99.99%		99.99%
Limited Partnership
Percentage of limited partnership interest					0.01%				0.01%		0.01%

[1]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.